Fair value of financial instruments (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Portfolios
Profit or loss Increase in Adjusted market multiple (5% movement)	$ 626	$ 920
Profit or loss Decrease in Adjusted market multiple (5% movement)	$ (626)	$ (920)